INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Effective tax rate	19.80%	42.50%
Recognition of previously unrecognized deferred tax assets	$ 40,471	$ 0
Temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognised	$ 7,500	$ 83,000